Salaries, wages and benefits (Tables)	12 Months Ended
Dec. 31, 2019
Salaries, wages and benefits
Schedule of Salaries, wages and benefits

	Period from 19	Period from 1	Year ended 31	Year ended 31
	December to 31	January to 18	December	December
	December 2019	December 2019	2018	2017
	Successor (NFH)	Predecessor (HHH)
Salaries, wages, bonus, and allowances	58,628	1,057,454	923,782	800,281
Housing funds	2,954	77,732	71,632	64,953
Defined contribution benefits	5,015	136,514	129,338	109,629
Welfare and other expenses	2,104	40,375	44,568	42,692
Share-based compensation (Note 22)	10,514	34,403	18,418	22,850
	79,215	1,346,478	1,187,738	1,040,405